ACQUISITIONS (Details 3) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Business Acquisition [Line Items]
Customer contracts and relationships			$ 8,225,000		$ 8,225,000
Non-compete agreement			925,000		925,000
Goodwill			8,216,336		8,216,336
Total purchase consideration			17,576,000		$ 17,576,000
Business Acquisition, Pro Forma Information [Abstract]
Total revenue	$ 7,762,000	$ 15,251,000	29,215,097	$ 28,423,215
Net loss	$ (841,000)	$ (2,185,000)	$ (6,853,392)	$ (5,660,681)
Net loss per share	$ (0.16)	$ (0.43)	$ (0.97)	$ (1.11)
Metro Medical Management Services, Inc. [Member]
Business Acquisition [Line Items]
Customer contracts and relationships				$ 904,000
Non-compete agreement				252,000
Goodwill				344,000
Total purchase consideration				$ 1,500,000